FEDERATED
                                                      ARMs FUND


                                                      SEMI-ANNUAL REPORT
                                                      TO SHAREHOLDERS
                                                      FEBRUARY 28, 1997


[LOGO]
            FEDERATED INVESTORS

            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

            Cusip 314082108
            Cusip 314082207
            8040404 (4/97)          [REC LOGO]



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated ARMs Fund. The Report covers the six-month reporting period ended February 28, 1997, and includes an investment review by the portfolio manager, a complete list of holdings, and the financial statements for the fund's two classes of shares: Institutional Shares and Institutional Service Shares.

Federated ARMs Fund pursues monthly income from a portfolio primarily consisting of adjustable rate and floating rate mortgage securities to help investors keep pace with fluctuating interest rates. The prompt payment of principal and interest on these securities is guaranteed by the U.S. government, its agencies or instrumentalities. Of course, fund shares are not guaranteed by the U.S. government.

Over the six-month reporting period, the fund's Institutional Shares achieved a total return of 4.10%* through dividends totaling $0.29 per share and a $0.10 per share increase in net asset value. The Institutional Service Shares produced a total return of 3.97%* through dividends totaling $0.28 per share and a $0.10 per share increase in net asset value. On February 28, 1997, total net assets in the fund stood at $646.2 million.

Thank you for your participation in Federated ARMs Fund. We welcome your questions and comments.

Sincerely,

LOGO
Glen R. Johnson
President
April 15, 1997

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Federated ARMs Fund (the "Fund") provides shareholders with a professionally managed portfolio of U.S. government adjustable rate securities. The Fund is managed for a short effective duration of 1.0 to 1.5 years and is invested primarily in adjustable rate mortgage-backed securities. Current investment strategy emphasizes a diversified range of adjustable rate mortgage securities with coupons averaging 7.6% and a weighted average effective duration of 1.3 years.

The U.S. Treasury market in 1996 offered lackluster returns to investors versus 1995's awesome returns and played second fiddle to the stellar gains in the equity market. Short duration U.S. Treasuries posted slightly positive returns while the long end of the yield curve produced negative returns. The theme throughout 1996 was a trading range environment; however, there were times when the market moved swiftly and sharply due to shifting Federal Reserve Board expectations. Given this environment, the mortgage-backed securities sector was the best performing fixed income sector during the fiscal year of the Fund.

During the six month reporting period ended February 28, 1997, the adjustable rate mortgage sector turned in an excellent total rate of return performance. The demand for short-duration spread product has been very strong by all investor types. The portfolio mix is designed to perform well under various market environments. The current asset allocation mix of adjustable and fixed rate mortgages in combination with short U.S. Treasuries has offered investors good solid performance, despite the volatility in interest rates. Despite this environment, management continues to believe that the adjustable rate sector offers excellent value for the investor with a 1-2 year time horizon.

As of February 28, 1997, the Fund recorded net assets of $646.2 million with an average 30-day yield as calculated under SEC guidelines of 5.86%* for Institutional Shares and 5.60%* for Institutional Service Shares, based upon a net asset value of $9.74. The Fund's net total rate of return for the semi-annual period ended February 28, 1997, was 4.10%* for the Institutional Shares and 3.97%* for the Institutional Service Shares compared to 3.15% for the Merrill Lynch 1-Year Treasury Index**, 3.43% for the Merrill Lynch 2-Year Treasury Index**, and 3.62% for the Lipper ARM Fund Average.*** The Fund is rated AAAf+ for credit quality by Standard & Poor's, and Aaa+ by Moody's, and will continue to strive to provide monthly cash flow and daily liquidity while seeking competitive yields.

  * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so when shares are redeemed they may be worth more or less than their original cost.

 ** Merrill Lynch 1-Year Treasury Index is comprised of the most recently issued
    1-Year Treasury notes. Merrill Lynch 2-Year Treasury Index is comprised of the most recently issued 2-year Treasury notes. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. Indexes are unmanaged. Investments cannot be made in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

  + An AAAf rating means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.


FEDERATED ARMS FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
U.S. GOVERNMENT INSTRUMENTALITIES--91.1%
-----------------------------------------------------------------------------------
                    FEDERAL HOME LOAN MORTGAGE CORP. PC ARM--43.0%
                    ---------------------------------------------------------------
$266,224,302        7.072%-7.946%, 2/1/2019-7/1/2030                                  $277,744,555
                    ---------------------------------------------------------------   ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--18.5%
                    ---------------------------------------------------------------
 115,575,384        6.089%-8.051%, 9/1/2018-2/1/2031                                   119,251,759
                    ---------------------------------------------------------------   ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
                    ---------------------------------------------------------------
      17,957        12.000%, 3/1/2013                                                       20,544
                    ---------------------------------------------------------------
   2,967,052        11.500%, 8/1/2014--11/1/2015                                         3,341,642
                    ---------------------------------------------------------------
   4,968,925        11.000%, 12/1/2015                                                   5,495,332
                    ---------------------------------------------------------------
   7,082,294        9.500%, 7/1/2016                                                     7,691,506
                    ---------------------------------------------------------------   ------------
                    Total                                                               16,549,024
                    ---------------------------------------------------------------   ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--17.6%
                    ---------------------------------------------------------------
  24,010,140        7.125%, 7/20/2023--9/20/2023                                        24,701,245
                    ---------------------------------------------------------------
  22,152,635        6.875%, 10/20/2025--11/20/2025                                      22,725,191
                    ---------------------------------------------------------------
  40,737,733        6.500%, 1/20/2022--10/20/2025                                       41,628,297
                    ---------------------------------------------------------------
  24,603,658        6.000%, 5/20/2026                                                   24,938,760
                    ---------------------------------------------------------------   ------------
                    Total                                                              113,993,493
                    ---------------------------------------------------------------   ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--9.4%
                    ---------------------------------------------------------------
   3,924,168        12.000%, 9/15/2013--1/15/2014                                        4,545,139
                    ---------------------------------------------------------------
  31,101,570        11.500%, 10/15/2010--4/15/2020                                      35,519,792
                    ---------------------------------------------------------------
  18,668,137        11.000%, 12/15/2009--7/15/2020                                      21,002,512
                    ---------------------------------------------------------------   ------------
                    Total                                                               61,067,443
                    ---------------------------------------------------------------   ------------
                    TOTAL U.S. GOVERNMENT INSTRUMENTALITIES (IDENTIFIED COST
                    $580,405,386)                                                      588,606,274
                    ---------------------------------------------------------------   ------------



FEDERATED ARMS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
U.S. TREASURY NOTES--7.2%
-----------------------------------------------------------------------------------
$  5,000,000        6.375%, 5/15/1999                                                 $  5,027,400
                    ---------------------------------------------------------------
  26,200,000        5.875%, 10/31/1998--3/31/1999                                       26,125,978
                    ---------------------------------------------------------------
   8,000,000        5.625%, 11/30/1998                                                   7,951,120
                    ---------------------------------------------------------------
   7,400,000        5.125%, 12/31/1998                                                   7,288,260
                    ---------------------------------------------------------------   ------------
                    TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $46,650,431)             46,392,758
                    ---------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENT--0.7%
-----------------------------------------------------------------------------------
   4,455,000        BT Securities Corporation, 5.380%, dated 2/28/1997, due
                    3/3/1997 (AT AMORTIZED COST)                                         4,455,000
                    ---------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $631,510,817)(B)               $639,454,032
                    ---------------------------------------------------------------   ------------


(a) The repurchase agreement is fully collaterized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $631,561,046. The net unrealized appreciation of investments on a federal tax basis amounts to $7,892,986 which is comprised of $8,730,159 appreciation and $837,173 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($646,186,680) at February 28, 1997.

The following acronyms are used throughout this portfolio:

ARM  -- Adjustable Rate Mortgage
PC   -- Participation Certificate


(See Notes which are an integral part of the Financial Statements)


FEDERATED ARMS FUND

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $631,510,817 and tax cost $631,561,046)                            $639,454,032
--------------------------------------------------------------------------------
Income receivable                                                                     10,104,109
--------------------------------------------------------------------------------
Receivable for shares sold                                                               134,238
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    649,692,379
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                           $  119,592
-------------------------------------------------------------------
Income distribution payable                                            3,191,168
-------------------------------------------------------------------
Payable to Bank                                                          118,326
-------------------------------------------------------------------
Accrued expenses                                                          76,613
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 3,505,699
--------------------------------------------------------------------------------    ------------
NET ASSETS for 66,364,224 shares outstanding                                        $646,186,680
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $720,502,493
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             7,943,215
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (82,264,753)
--------------------------------------------------------------------------------
Undistributed net investment income                                                        5,725
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $646,186,680
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Institutional Shares:
($553,742,931 / 56,870,258 shares outstanding)                                             $9.74
--------------------------------------------------------------------------------    ------------
Institutional Service Shares:
($92,443,749 / 9,493,966 shares outstanding)                                               $9.74
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED ARMS FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Interest                                                                                                    $23,518,069
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                       $2,143,788
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        269,921
-----------------------------------------------------------------------------------------
Custodian fees                                                                                    88,114
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          51,256
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          7,536
-----------------------------------------------------------------------------------------
Auditing fees                                                                                      8,692
-----------------------------------------------------------------------------------------
Legal fees                                                                                         3,014
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         67,473
-----------------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                          126,287
-----------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                   766,958
-----------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                           126,287
-----------------------------------------------------------------------------------------
Share registration costs                                                                          13,685
-----------------------------------------------------------------------------------------
Printing and postage                                                                               9,943
-----------------------------------------------------------------------------------------
Insurance premiums                                                                                 4,686
-----------------------------------------------------------------------------------------
Taxes                                                                                             13,756
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                      9,577
-----------------------------------------------------------------------------------------      ---------
    Total expenses                                                                             3,710,973
-----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              $(710,582)
-----------------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service Shares               (124,772)
-----------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                        (766,958)
-----------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares                  (1,515)
-----------------------------------------------------------------------------    --------
    Total waivers                                                                             (1,603,827)
-----------------------------------------------------------------------------------------     ---------
      Net expenses                                                                                            2,107,146
-----------------------------------------------------------------------------------------------------       ----------
        Net investment income                                                                                21,410,923
-----------------------------------------------------------------------------------------------------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                              2,191,412
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                          4,933,329
-----------------------------------------------------------------------------------------------------       ----------
    Net realized and unrealized gain on investments                                                           7,124,741
-----------------------------------------------------------------------------------------------------       ----------
        Change in net assets resulting from operations                                                      $28,535,664
-----------------------------------------------------------------------------------------------------       ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED ARMS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                          FEBRUARY 28, 1997     AUGUST 31, 1996
                                                          -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                       $  21,410,923        $  51,489,990
-------------------------------------------------------
Net realized gain (loss) on investments ($2,191,412 and
$(8,689,597), respectively, as computed for federal tax
purposes)                                                       2,191,412            1,044,840
-------------------------------------------------------
Net change in unrealized appreciation (depreciation)            4,933,329           (1,656,353)
-------------------------------------------------------   -----------------     --------------
     Change in net assets resulting from operations            28,535,664           50,878,477
-------------------------------------------------------   -----------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------
  Institutional Shares                                        (18,522,774)         (44,631,616)
-------------------------------------------------------
  Institutional Service Shares                                 (2,922,134)          (7,063,166)
-------------------------------------------------------   -----------------     --------------
     Change in net assets resulting from distributions
     to shareholders                                          (21,444,908)         (51,694,782)
-------------------------------------------------------   -----------------     --------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sales of shares                                  16,468,637           61,181,863
-------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                               4,367,025           11,612,765
-------------------------------------------------------
Cost of shares redeemed                                      (144,589,369)        (301,318,243)
-------------------------------------------------------   -----------------     --------------
     Change in net assets resulting from share
       transactions                                          (123,753,707)        (228,523,615)
-------------------------------------------------------   -----------------     --------------
          Change in net assets                               (116,662,951)        (229,339,920)
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                           762,849,631          992,189,551
-------------------------------------------------------   -----------------     --------------
End of period (including undistributed net investment
income of $5,725 and $39,710, respectively)                 $ 646,186,680        $ 762,849,631
-------------------------------------------------------   -----------------     --------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED ARMS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                SIX MONTHS
                  ENDED
               FEBRUARY 28,
               (UNAUDITED)                                          YEAR ENDED AUGUST 31,
               ------------  ----------------------------------------------------------------------------------------------------
                   1997       1996        1995         1994         1993        1992       1991       1990       1989       1988
               ------------  ------      ------       ------       ------      ------     ------     ------     ------     ------
NET ASSET
VALUE,
BEGINNING
OF PERIOD         $ 9.64     $ 9.65      $ 9.63       $ 9.98       $10.01      $ 9.67     $ 8.99     $ 9.47     $ 8.88     $ 8.99
-----------
INCOME FROM
INVESTMENT
OPERATIONS
-----------
 Net
 investment
 income            0.29        0.58        0.56         0.45         0.50        0.63       0.69       0.71       0.72       0.73
-----------
 Net
 realized
 and
 unrealized
 gain
 (loss)
 on
investments        0.10       (0.01)       0.02        (0.35)       (0.03)       0.42       0.68      (0.48)      0.59      (0.11)
-----------       -----       -----       -----        -----        -----       -----      -----      -----      -----      -----
Total from
investment
operations         0.39        0.57        0.58         0.10         0.47        1.05       1.37       0.23       1.31       0.62
-----------       -----       -----       -----        -----        -----       -----      -----      -----      -----      -----
LESS
DISTRIBUTIONS
-----------
 Distributions
 from net
 investment
 income           (0.29)      (0.58)      (0.56)       (0.45)       (0.50)      (0.63)     (0.69)     (0.71)     (0.72)     (0.73)
-----------
 Distributions
 from net
 realized
 gain on
investments         --           --          --           --           --       (0.08)        --         --         --         --
-----------       -----       -----       -----        -----        -----       -----      -----      -----      -----      -----
Total
distributions     (0.29)      (0.58)      (0.56)       (0.45)       (0.50)      (0.71)     (0.69)     (0.71)     (0.72)     (0.73)
-----------       -----       -----       -----        -----        -----       -----      -----      -----      -----      -----
NET ASSET
VALUE, END
OF PERIOD         $ 9.74     $ 9.64      $ 9.65       $ 9.63       $ 9.98      $10.01     $ 9.67     $ 8.99     $ 9.47     $ 8.88
-----------       -----       -----       -----        -----        -----       -----      -----      -----      -----      -----
TOTAL
RETURN(A)         4.10%        6.02%       6.21%        0.99%        4.82%      11.21%     15.73%      2.45%     15.25%      7.09%
-----------
RATIOS TO
AVERAGE NET
ASSETS
-----------
 Expenses         0.55%*       0.55%      0.55%         0.55%        0.51%       0.51%      0.78%      0.78%      0.79%      0.75%
-----------
 Net
 investment
 income           6.03%*       5.94%       5.74%        4.51%        4.97%       5.95%      7.36%      7.62%      7.81%      8.10%
-----------
 Expense
 waiver/
 reimbursement(b)    0.45%*    0.44%       0.43%        0.14%        0.21%       0.32%      1.02%      1.02%      0.95%      1.18%
-----------
SUPPLEMENTAL
DATA
-----------
 Net
 assets,
 end of
 period
 (000
 omitted)        $553,743    $653,313    $856,500     $1,238,813   $2,669,888  $1,090,944 $30,330    $26,261    $25,574    $16,753
-----------
 Portfolio
 turnover          35%          134%        124%          65%          36%         38%       127%       170%        85%       125%
-----------


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED ARMS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                           FEBRUARY 28,
                                            (UNAUDITED)                    YEAR ENDED AUGUST 31,
                                           -------------    ---------------------------------------------------
                                               1997          1996       1995       1994       1993      1992(A)
                                           -------------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 9.64        $  9.65    $  9.63    $  9.98    $ 10.01    $  9.98
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                        0.28            0.55       0.54       0.42       0.48       0.18
----------------------------------------
  Net realized and unrealized gain
  (loss) on investments                        0.10           (0.01)      0.02      (0.35)     (0.03)      0.03
----------------------------------------      ------        -------    -------    -------    -------    -------
  Total from investment operations             0.38            0.54       0.56       0.07       0.45       0.21
----------------------------------------      ------        -------    -------    -------    -------    -------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                      (0.28)          (0.55)     (0.54)     (0.42)     (0.48)     (0.18)
----------------------------------------      ------        -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                $ 9.74        $  9.64    $  9.65    $  9.63    $  9.98    $ 10.01
----------------------------------------      ------        -------    -------    -------    -------    -------
TOTAL RETURN(B)                                3.97%           5.75%      5.94%      0.74%      4.56%      2.11%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                    0.80%*           0.80%      0.80%      0.80%      0.76%      0.76%*
----------------------------------------
  Net investment income                       5.78%*           5.69%      5.44%      4.26%      4.72%      5.46%*
----------------------------------------
  Expense waiver/reimbursement(c)             0.45%*           0.44%      0.43%      0.23%      0.21%      0.32%*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                    $92,444       $109,536   $135,689   $255,891   $499,418   $113,095
----------------------------------------
  Portfolio turnover                            35%             134%       124%        65%        36%        38%
----------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 4, 1992 (date of initial public investment) to August 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED ARMS FUND

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


FEDERATED ARMS FUND
--------------------------------------------------------------------------------

     At August 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $84,405,481, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR       EXPIRATION AMOUNT
    ----------------     --------------------
          2001               $ 1,799,433
          2002               $16,735,698
          2003               $57,180,753
          2004               $ 8,689,597


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund the may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                       SIX MONTHS ENDED                    YEAR ENDED
                                                      FEBRUARY 28, 1997                 AUGUST 31, 1996
                                                 ----------------------------     ----------------------------
             INSTITUTIONAL SHARES                  SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------   -----------    -------------     -----------    -------------
Shares sold                                        1,297,333    $  12,601,783       5,202,156    $  50,287,411
----------------------------------------------
Shares issued to shareholders in
payment of distributions declared                    380,716        3,698,560       1,021,472        9,866,718
----------------------------------------------
Shares redeemed                                  (12,550,056)    (121,956,526)    (27,194,052)    (262,675,429)
----------------------------------------------   -----------    -------------     -----------    -------------
  Net change resulting from
  Institutional Share transactions               (10,872,007)   $(105,656,183)    (20,970,424)   $(202,521,300)
----------------------------------------------   -----------    -------------     -----------    -------------



FEDERATED ARMS FUND
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED                    YEAR ENDED
                                                      FEBRUARY 28, 1997                 AUGUST 31, 1996
                                                 ----------------------------     ----------------------------
         INSTITUTIONAL SERVICE SHARES              SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------   -----------    -------------     -----------    -------------
Shares sold                                          398,055    $   3,866,854       1,125,713    $  10,894,452
----------------------------------------------
Shares issued to shareholders in
payment of distributions declared                     68,803          668,465         180,764        1,746,047
----------------------------------------------
Shares redeemed                                   (2,330,895)     (22,632,843)     (4,002,502)     (38,642,814)
----------------------------------------------   -----------    -------------     -----------    -------------
  Net change resulting from
  Institutional Service Share transactions        (1,864,037)   $ (18,097,524)     (2,696,025)   $ (26,002,315)
----------------------------------------------   -----------    -------------     -----------    -------------
    Net change resulting from
    share transactions                           (12,736,044)   $(123,753,707)    (23,666,449)   $(228,523,615)
----------------------------------------------   -----------    -------------     -----------    -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of each class of shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent


FEDERATED ARMS FUND
--------------------------------------------------------------------------------

for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

-------------------------------------------------------------------------
PURCHASES                                                                   $  248,009,345
-------------------------------------------------------------------------   --------------
SALES                                                                       $  299,776,362
-------------------------------------------------------------------------   --------------



TRUSTEES                                       OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                           John F. Donahue
Thomas G. Bigley                            Chairman
John T. Conroy, Jr.                       Glen R. Johnson
William J. Copeland                         President
James E. Dowd                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                     Executive Vice President
Edward L. Flaherty, Jr.                   Edward C. Gonzales
Peter E. Madden                             Executive Vice President
Gregor F. Meyer                           John W. McGonigle
John E. Murray, Jr.                         Executive Vice President, Treasurer
Wesley W. Posvar                            and Secretary
Marjorie P. Smuts                         Richard B. Fisher
                                            Vice President
                                          J. Crilley Kelly
                                            Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.